EVENTS OCCURRING AFTER THE REPORTING PERIOD (Details) - Issuance of ordinarly shares to Rizobacter Management team - Bioceres SA	Aug. 07, 2019 USD ($) installment
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Cash paid to beneficiaries | $	$ 399,960
Percentage of cash transferred instantly	50.00%
Percentage of cash transferred in twelve installments	50.00%
Ordinary shares
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Number of shares granted | $	36,000
First 50%
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Number of installments | installment	12
Second 50%
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Number of installments | installment	12
Vesting period	1 year